Fair value measurement (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial assets (liabilities):
Contingent consideration related to business combinations	$ 0	$ (3,883,000)
Fair Value, Recurring | Level 1
Financial assets (liabilities):
Contingent consideration related to business combinations		0
Total financial assets (liabilities)	0	0
Fair Value, Recurring | Level 2
Financial assets (liabilities):
Contingent consideration related to business combinations		0
Total financial assets (liabilities)	946,000	(346,000)
Fair Value, Recurring | Level 3
Financial assets (liabilities):
Contingent consideration related to business combinations		(3,883,000)
Total financial assets (liabilities)	0	(3,883,000)
Fair Value, Recurring | Derivatives designated as hedging instruments | Level 1
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments	0	0
Fair Value, Recurring | Derivatives designated as hedging instruments | Level 2
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments	946,000	(346,000)
Fair Value, Recurring | Derivatives designated as hedging instruments | Level 3
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments	$ 0	$ 0